UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 57.3%
	Diversified — 3.6%
19	Colonial Properties Trust	425
7	Liberty Property Trust	276
12	Vornado Realty Trust	1,010

		1,711

	Health Care — 8.1%
23	HCP, Inc.	1,163
19	Health Care REIT, Inc.	1,302
13	Healthcare Realty Trust, Inc.	363
14	Ventas, Inc.	1,029

		3,857

	Hotels — 4.0%
69	Host Hotels & Resorts, Inc.	1,207
4	Starwood Hotels & Resorts Worldwide, Inc.	271
34	Sunstone Hotel Investors, Inc. (a)	420

		1,898

	Industrial — 3.7%
5	EastGroup Properties, Inc.	277
38	Prologis, Inc.	1,515

		1,792

	Multifamily — 11.6%
22	Apartment Investment & Management Co., Class A	680
10	AvalonBay Communities, Inc.	1,303
38	Equity Residential	2,106
4	Essex Property Trust, Inc.	610
36	UDR, Inc.	860

		5,559

	Office — 7.9%
41	BioMed Realty Trust, Inc.	881
13	Boston Properties, Inc.	1,316
11	Douglas Emmett, Inc.	282
25	Mack-Cali Realty Corp.	714
7	SL Green Realty Corp.	562

		3,755

	Regional Malls — 9.9%
41	General Growth Properties, Inc.	811
20	Macerich Co. (The)	1,298
13	Simon Property Group, Inc.	2,138
7	Taubman Centers, Inc.	505

		4,752

	Shopping Centers — 4.1%
2	Federal Realty Investment Trust	254
27	Kimco Realty Corp.	611
9	Regency Centers Corp.	460
20	Weingarten Realty Investors	640

		1,965

	Storage — 4.4%
8	Extra Space Storage, Inc.	318
12	Public Storage	1,787

		2,105

	Total Common Stocks
	(Cost $24,818)	27,394

PRINCIPAL AMOUNT($)
Convertible Bond — 7.9%
	Office — 7.9%
3,613	Corporate Office Properties LP, 4.250%, 04/15/30 (e)
	(Cost $3,582)	3,753

Corporate Bonds — 7.9%
	Diversified — 0.7%
321	Colonial Realty LP, 6.250%, 06/15/14	339

	Health Care — 1.7%
250	HCP, Inc., 6.300%, 09/15/16	289
58	Health Care REIT, Inc., 6.200%, 06/01/16	66
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	403
80	Senior Housing Properties Trust, 4.300%, 01/15/16	84

		842

	Industrial — 0.3%
	Prologis LP,
78	4.500%, 08/15/17	86
60	6.625%, 05/15/18	72

		158

	Office — 2.3%
100	CommonWealth REIT, 6.250%, 08/15/16	111
206	Mack-Cali Realty LP, 5.125%, 01/15/15	219
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	767

		1,097

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Regional Malls — 2.2%
1,000	Rouse Co. LLC (The), 6.750%, 11/09/15	1,036

	Shopping Centers — 0.7%
200	DDR Corp., 7.500%, 04/01/17	238
70	Equity One, Inc., 6.000%, 09/15/16	79

		317

	Total Corporate Bonds
	(Cost $3,665)	3,789

SHARES
Preferred Stocks ($25 par value) — 18.5%
	Hotels — 1.1%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 05/01/13 @	291
9	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	230

		521

	Industrial — 0.9%
9	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	244
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	183

		427

	Multifamily — 0.1%
2	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/07/17 @	59

	Office — 6.6%
18	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	490
64	Parkway Properties, Inc., Series D, 8.000%, 05/01/13 @	1,602
31	SL Green Realty Corp., Series C, 7.625%, 05/01/13 @	791
9	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	251

		3,134

	Regional Malls — 5.1%
28	CBL & Associates Properties, Inc., Series D, 7.375%, 05/01/13 @	709
30	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	748
8	Glimcher Realty Trust, 6.875%, 03/27/18 (a) @	202
7	Glimcher Realty Trust, Series G, 8.125%, 05/01/13 @	176
24	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 (a) @	610

		2,445

	Shopping Centers — 3.4%
32	DDR Corp., Series H, 7.375%, 05/01/13 @	807
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	459
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	363

		1,629

	Storage — 1.3%
16	CubeSmart, Series A, 7.750%, 11/02/16 @	423
8	Public Storage, Series Q, 6.500%, 04/14/16 @	220

		643

	Total Preferred Stocks
	(Cost $8,628)	8,858

Short-Term Investment — 10.4%
	Investment Company — 10.4%
4,954	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l)
	(Cost $4,954)	4,954

	Total Investments — 102.0%
	(Cost $45,647)	48,748
	Liabilities in Excess of Other Assets — (2.0)%	(953)

	NET ASSETS — 100.0%	$47,795

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of March 31, 2013.
@

—     The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2013.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,305
Aggregate gross unrealized depreciation	(204)

Net unrealized appreciation/depreciation	$3,101

Federal income tax cost of investments	$45,647

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$27,394	$—	$—	$27,394
Convertible Bond	—	3,753	—	3,753
Corporate Bonds	—	3,789	—	3,789
Preferred Stocks	8,656	202	—	8,858
Short-Term Investment
Investment Company	4,954	—	—	4,954

Total Investments in Securities	$41,004	$7,744	$—	$48,748

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer
May 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer
May 29, 2013